Income Taxes - Composition of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets-noncurrent:
Net operating tax losses carry forwards	¥ 9,440	¥ 3,231
Rental fee adjustment for rent free period	584	621
Allowances of doubtful accounts	3,144	643
Total deferred tax assets	13,168	4,495
Deferred tax liabilities-noncurrent:
Change in fair value of short-term investments	(147)	(958)
Total deferred tax liabilities	(147)	(958)
Subtotal	13,021	3,537
Less: valuation allowance	(9,630)	(3,231)
Total deferred tax assets, net	3,391	306
Deferred tax assets from accumulated tax losses	9,440	3,231
Dianqier and other PRC subsidiaries
Deferred tax assets-noncurrent:
Net operating tax losses carry forwards	6,910
Deferred tax liabilities-noncurrent:
Deferred tax assets from accumulated tax losses	6,910
Dianqier
Deferred tax liabilities-noncurrent:
Accumulated operating losses	38,000	11,000
Accumulated operating losses expire in 2023	11,000
Accumulated operating losses expire in 2024	27,000
Other
Deferred tax liabilities-noncurrent:
Accumulated operating losses	¥ 650
Kr Asia
Deferred tax assets-noncurrent:
Net operating tax losses carry forwards		2,820
Deferred tax liabilities-noncurrent:
Deferred tax assets from accumulated tax losses		¥ 2,820